Related Party Transactions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Related Party Transactions
NOTE 14. RELATED PARTY TRANSACTIONS

(a)	Transactions with Key Management Personnel
Related parties, including key management personnel hold 93.2 million redeemable units of Cresco Labs, LLC, which is equal to $32.7 million of
Non-controlling
interests as of December 31, 2021. During the years ended December 31, 2021 and 2020,
84.7
% and 81.8%, respectively, of required tax distribution payments to holders of Cresco Labs, LLC were made to related parties including to key management personnel.

(b)	Related Parties – Debt
On August 12, 2021, the Company closed on a new Senior Loan agreement, the proceeds from which were used to retire the existing Amended Term Loan. Upon entering the new Senior Loan agreement, the Company has
 no borrowings with related parties. Prior to the closing of the new Senior loan, the Company had borrowings with related parties related to the Amended Term Loan. The balance of the Amended Term Loan as of December 31, 2021 is $nil as payments of $16.6 million were made in the third quarter of 2021 to
repay
 this debt. During the years ended December 31, 2021 and 2020, the Company recorded interest expense related to borrowings with related parties of
$1.2 million and $1.8 million, respectively. As of December 31, 2021 and 2020, the Company had interest payable related to borrowings with related parties of $
n
il
 and $0.1 million, respectively. See Notes 11 and 19 for additional details.
Prior
to the new Senior Loan agreement, related party lenders included Charles Bachtell, Chief Executive Officer and member of the Board; Robert Sampson, member of the Board; Global Green Debt, LLC which is owned by Randy Podolsky, member of the Board; Calti, LLC which is owned by Joe Caltabiano, owner of

11.5
%
of the Company’s outstanding redeemable shares; McCormack Capital which is owned by Brian McCormack, MVS shareholder; CL Debt which is owned by Dominic Sergi, MVS shareholder; a holder of minority interest in MedMar, Inc. (“MedMar”); and Vero Management LLC which is owned by individuals owning
22.5
%
of the Company’s outstanding redeemable shares.

(c)	Related Parties – L eases
The Company has lease liabilities for real estate lease agreements in which the lessors have minority interest in SLO Cultivation, Inc. (“SLO”) and MedMar. The lease liabilities were incurred in January 2019 and May 2020 and will expire in 2027 through 2036.
The
Company has liabilities for real estate leases and other financing agreements in which the lessor is Clear Heights Properties where Dominic Sergi, MVS shareholder, is Chief Executive Officer. The liabilities were incurred by entering into operating leases, finance leases, and other financing transactions with terms that will expire in 2030. During the years ended December 31, 2021 and 2020, the Company received tenant improvement allowance reimbursements of $nil and $0.8 million respectively. The Company expects to receive further reimbursements of
$2.2 million as of December 31, 2021.
Below is a summary of the expense resulting from the related party lease liabilities for the years ended December 31, 2021 and 2020:

		Year Ended December 31,
($ in thousands)	Classification	2021	2020
Operating Leases
Lessor has minority interest in SLO	Rent expense	$1,563	$2,138
Lessor has minority interest in MedMar	Rent expense	238	140
Lessor is an MVS shareholder	Rent expense	1,168	647
Finance Leases
Lessor has minority interest in MedMar	Depreciation expense	$277	$151
Lessor has minority interest in MedMar	Interest expense	310	174
Lessor is an MVS shareholder	Depreciation expense	74	64
Lessor is an MVS shareholder	Interest expense	88	80

Additionally
, below is a
summary of the ROU assets and lease liabilities attributable to related party leases:

	As of December 31, 2021		As of December 31, 2020
($ in thousands)	ROU Asset	Lease Liability	ROU Asset	Lease Liability
Operating Leases
Lessor has minority interest in SLO	$6,996	$11,938	$4,926	$8,560
Lessor has minority interest in MedMar	1,525	1,549	1,146	1,187
Lessor is an MVS shareholder	6,314	4,867	6,334	4,783
Finance Leases
Lessor has minority interest in MedMar	$2,137	$2,457	$1,201	$1,365
Lessor is an MVS shareholder	616	1,063	648	678
During the years ended December 31, 2021 and 2020, the Company recorded interest expense on finance liabilities of $0.3 million and $0.1 million, respectively. As of December 31, 2021 and 2020, the Company had finance liabilities totaling $1.5 million.
All finance liabilities outstanding are due to an entity controlled by an MVS shareholder.